Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Retailing Portfolio
November 30, 2021
RET-NPRT3-0122
1.810717.117
Common Stocks - 99.9%
	Shares	Value ($)
Food & Staples Retailing - 3.3%
Food Distributors - 1.3%
Performance Food Group Co. (a)	694,536	27,996,746
U.S. Foods Holding Corp. (a)	996,700	31,316,314
		59,313,060
Hypermarkets & Super Centers - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	1,393,240	92,162,826
TOTAL FOOD & STAPLES RETAILING		151,475,886
Hotels, Restaurants & Leisure - 1.5%
Casinos & Gaming - 0.7%
Caesars Entertainment, Inc. (a)	358,300	32,272,081
Hotels, Resorts & Cruise Lines - 0.8%
Marriott International, Inc. Class A (a)	236,100	34,838,916
TOTAL HOTELS, RESTAURANTS & LEISURE		67,110,997
Interactive Media & Services - 1.4%
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	12,500	35,474,375
Meta Platforms, Inc. Class A (a)	86,700	28,130,682
		63,605,057
Internet & Direct Marketing Retail - 32.4%
Internet & Direct Marketing Retail - 32.4%
Amazon.com, Inc. (a)	295,430	1,036,093,690
Chewy, Inc. (a)(b)	467,100	31,884,246
eBay, Inc.	2,953,400	199,236,364
Farfetch Ltd. Class A (a)(b)	2,900,600	99,809,646
MercadoLibre, Inc. (a)	47,600	56,568,316
The RealReal, Inc. (a)(b)	2,925,133	45,544,321
thredUP, Inc. (a)(b)	187,200	3,504,384
		1,472,640,967
Multiline Retail - 16.0%
Department Stores - 3.8%
Kohl's Corp.	1,944,300	99,606,489
Nordstrom, Inc. (a)(b)	3,414,400	72,282,848
		171,889,337
General Merchandise Stores - 12.2%
Dollar General Corp.	654,000	144,730,200
Dollar Tree, Inc. (a)	846,600	113,300,478
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	1,104,559	68,361,157
Target Corp.	949,700	231,574,848
		557,966,683
TOTAL MULTILINE RETAIL		729,856,020
Road & Rail - 1.0%
Trucking - 1.0%
Lyft, Inc. (a)	728,000	29,564,080
Uber Technologies, Inc. (a)	413,600	15,716,800
		45,280,880
Specialty Retail - 37.3%
Apparel Retail - 9.2%
American Eagle Outfitters, Inc. (b)	1,806,800	46,778,052
Aritzia, Inc. (a)	683,400	27,080,283
Burlington Stores, Inc. (a)	404,594	118,598,639
Ross Stores, Inc.	1,142,100	124,591,689
TJX Companies, Inc.	1,046,100	72,599,340
Victoria's Secret & Co.	555,033	30,127,191
		419,775,194
Automotive Retail - 1.5%
Carvana Co. Class A (a)(b)	241,400	67,693,388
Home Improvement Retail - 20.8%
Floor & Decor Holdings, Inc. Class A (a)(b)	632,737	81,566,127
Lowe's Companies, Inc.	1,543,000	377,402,370
The Home Depot, Inc.	1,219,500	488,543,895
		947,512,392
Specialty Stores - 5.8%
Bath & Body Works, Inc.	1,002,400	75,310,312
Five Below, Inc. (a)	461,500	93,887,560
Ulta Beauty, Inc. (a)	239,600	91,994,420
		261,192,292
TOTAL SPECIALTY RETAIL		1,696,173,266
Textiles, Apparel & Luxury Goods - 7.0%
Apparel, Accessories & Luxury Goods - 6.1%
Canada Goose Holdings, Inc. (a)	287,700	12,830,458
Capri Holdings Ltd. (a)	1,392,500	82,463,850
G-III Apparel Group Ltd. (a)	762,128	22,589,474
lululemon athletica, Inc. (a)	82,157	37,332,962
PVH Corp.	587,800	62,765,284
Tapestry, Inc.	1,531,100	61,427,732
		279,409,760
Footwear - 0.9%
Deckers Outdoor Corp. (a)	99,700	40,418,380
TOTAL TEXTILES, APPAREL & LUXURY GOODS		319,828,140
TOTAL COMMON STOCKS (Cost $2,190,492,911)		4,545,971,213

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	2,105,558	2,105,979
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	334,414,960	334,448,402
TOTAL MONEY MARKET FUNDS (Cost $336,554,381)		336,554,381

TOTAL INVESTMENT IN SECURITIES - 107.3% (Cost $2,527,047,292)	4,882,525,594
NET OTHER ASSETS (LIABILITIES) - (7.3)%	(332,202,249)
NET ASSETS - 100.0%	4,550,323,345

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	17,054,488	353,276,367	368,224,876	4,310	-	-	2,105,979	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	140,878,842	1,345,510,087	1,151,940,527	177,577	-	-	334,448,402	1.0%
Total	157,933,330	1,698,786,454	1,520,165,403	181,887	-	-	336,554,381

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.